                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Berkshire Hathaway Inc.
Address:   1440 Kiewit Plaza
           Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc D. Hamburg
Title:   Vice President
Phone:   402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg                  Omaha, NE                   August 13, 2008
----------------------------------   -------------------------   ---------------
[Signature]                          [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number   Name
     28-5194                General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 21

Form 13F Information Table Entry Total:           104

Form 13F Information Table Value Total:   $57,877,516
                                           (thousands)

Confidential information has been omitted from the Form 13F and filed separately with the Commission. Included in the confidential filing is information regarding Berkshire Hathaway's position in ConocoPhillips. At March 31, 2008, shares held in ConocoPhillips were included in Berkshire Hathaway's public Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   ----
 1.   28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-10388               BH Columbia Inc.
 3.   28-719                 Blue Chip Stamps
 4.   28-554                 Buffett, Warren E.
 5.   28-1517                Columbia Insurance Co.
 6.   28-2226                Cornhusker Casualty Co.
 7.   28-06102               Cypress Insurance Company
 8.   28-11217               Fechheimer Brothers Company
 9.   28-                    GEC Investment Managers
10.   28-852                 GEICO Corp.
11.   28-101                 Government Employees Ins. Corp.
12.   28-                    Medical Protective Corp.
13.   28-1066                National Fire & Marine
14.   28-718                 National Indemnity Co.
15.   28-5006                National Liability & Fire Ins. Co.
16.   28-11222               Nebraska Furniture Mart
17.   28-717                 OBH Inc.
18.   28-                    U.S. Investment Corp.
19.   28-1357                Wesco Financial Corp.
20.   28-3091                Wesco Financial Ins. Co.
21.   28-3105                Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2008

                                                                    Column 6
                                        Column 4              Investment Discretion                                Column 8
                Column 2                Market      Column 5  ---------------------                            Voting Authority
                  Title    Column 3      Value     Shares or         (b)      (c)         Column 7       --------------------------
Column 1           of       CUSIP          (In     Principal   (a)  Shared- Shared-         Other            (a)       (b)    (c)
Name of Issuer    Class     Number     Thousands)   Amount $  Sole  Defined  Other        Managers           Sole    Shared   None
--------------- -------- ------------ ----------- ----------- ---- -------- ------- -------------------- ----------- ------ -------
American
   Express Co.     Com    025816 10 9     648,880  17,225,400          X            4, 2, 5, 17           17,225,400
                                          301,157   7,994,634          X            4, 13, 17              7,994,634
                                        4,530,039 120,255,879          X            4, 14, 17            120,255,879
                                           73,196   1,943,100          X            4, 3, 17, 19, 20, 21   1,943,100
                                           52,727   1,399,713          X            4, 16, 17              1,399,713
                                           31,636     839,832          X            4, 8, 17                 839,832
                                           73,537   1,952,142          X            4, 17                  1,952,142
Anheuser Busch
   Cos. Inc.       Com    035229 10 3     848,112  13,652,800          X            4, 14, 17             13,652,800
                                           11,939     192,200          X            4, 18                    192,200
Bank of America
   Corp.           Com    060505 10 4     217,217   9,100,000          X            4, 9, 10, 11, 14, 17   9,100,000
Burlington
   Northern
   Santa Fe        Com    12189T 10 4   6,371,525  63,785,418          X            4, 14, 17             63,785,418
Carmax Inc.        Com    143130 10 2     302,247  21,300,000          X            4, 9, 10, 11, 14, 17  21,300,000
Coca Cola          Com    191216 10 0      20,792     400,000          X            4, 17                    400,000
                                           92,316   1,776,000          X            4, 15, 17              1,776,000
                                          374,547   7,205,600          X            4, 3, 17, 19, 20, 21   7,205,600
                                        2,086,560  40,141,600          X            4, 2, 5, 17           40,141,600
                                        7,274,373 139,945,600          X            4, 14, 17            139,945,600
                                          475,056   9,139,200          X            4, 13, 17              9,139,200
                                           24,950     480,000          X            4, 16, 17                480,000
                                           47,406     912,000          X            4, 7, 17                 912,000
Comcast Corp     CLA SPL  20030N 20 0     225,120  12,000,000          X            4, 9, 10, 11, 14, 17  12,000,000
Comdisco
   Holding Co.     Com    200334 10 0      11,630   1,217,795          X            4, 14, 17              1,217,795
                                            2,892     302,862          X            4, 2, 5, 17              302,862
                                              164      17,209          X            4, 13, 17                 17,209
Costco
   Wholesale
   Corp.           Com    22160K 10 5     368,516   5,254,000          X            4, 14, 17              5,254,000
Gannett Inc.       Com    364730 10 1      74,709   3,447,600          X            4, 14, 17              3,447,600
General
   Electric Co.    Com    369604 10 3     207,592   7,777,900          X            4                      7,777,900
GlaxoSmithKline    ADR    37733W 10 5      66,794   1,510,500          X            4, 14, 17              1,510,500
Home Depot Inc.    Com    437076 10 2      97,919   4,181,000          X            4, 9, 10, 11, 14, 17   4,181,000
Ingersoll-Rd
   Company LTD.    CLA    G4776G 10 1      23,805     636,600          X            4                        636,000
                                          187,150   5,000,000          X            4, 9, 10, 11, 14, 17   5,000,000
Iron Mountain
   Inc.            Com    462846 10 6      89,532   3,372,200          X            4, 9, 10, 11, 14, 17   3,372,200
                                       ----------
                                       25,214,035
                                       ==========

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2008

                                                                    Column 6
                                        Column 4              Investment Discretion                                Column 8
                Column 2                Market      Column 5  ---------------------                            Voting Authority
                  Title    Column 3      Value     Shares or         (b)      (c)         Column 7       --------------------------
Column 1           of       CUSIP          (In     Principal   (a)  Shared- Shared-         Other            (a)       (b)    (c)
Name of Issuer    Class     Number     Thousands)   Amount $  Sole  Defined  Other        Managers           Sole    Shared   None
--------------- -------- ------------ ----------- ----------- ---- -------- ------- -------------------- ----------- ------ -------
Johnson &
   Johnson         Com    478160 10 4     278,110   4,322,500          X            4                      4,322,500
                                        1,303,934  20,266,300          X            4, 2, 5, 17           20,266,300
                                        1,697,685  26,386,148          X            4, 14, 17             26,386,148
                                           20,930     325,300          X            4, 3, 17, 19, 20, 21     325,300
                                          584,670   9,087,200          X            4, 13, 17              9,087,200
                                           50,957     792,000          X            4, 2, 5, 12, 17          792,000
                                           36,995     575,000          X            4, 18                    575,000
Kraft Foods
   Inc.            Com    50075N 10 4   2,538,377  89,222,400          X            4, 14, 17             89,222,400
                                          875,984  30,790,300          X            4, 2, 5, 17           30,790,300
                                          284,500  10,000,000          X            4, 3, 17, 19, 20, 21  10,000,000
                                            7,391     259,800          X            4, 2, 5, 12, 17          259,800
                                          227,600   8,000,000          X            4                      8,000,000
Lowes Companies
   Inc.            Com    548661 10 7     145,250   7,000,000          X            4, 9, 10, 11, 14, 17   7,000,000
M & T Bank
   Corporation     Com    55261F 10 4     423,477   6,003,360          X            4, 14, 17              6,003,360
                                           38,515     546,000          X            4, 9, 10, 11, 14, 17     546,000
                                           11,688     165,700          X            4, 13, 17                165,700
Moody's            Com    615369 10 5   1,111,744  32,280,600          X            4, 14, 17             32,280,600
                                          541,376  15,719,400          X            4, 9, 10, 11, 14, 17  15,719,400
NRG Energy,
   Inc.            Com    629377 50 8     138,914   3,238,100          X            4, 9, 10, 11, 14, 17   3,238,100
Nike Inc.          Com    654106 10 3     455,480   7,641,000          X            4, 9, 10, 11, 14, 17   7,641,000
Norfolk
   Southern
   Corp.           Com    655844 10 8     121,141   1,933,000          X            4, 2, 5, 17            1,933,000
Procter &
   Gamble Co.      Com    742718 10 9   3,557,385  58,500,000          X            4, 14, 17             58,500,000
                                        1,322,739  21,752,000          X            4, 2, 5, 17           21,752,000
                                          379,454   6,240,000          X            4, 13, 17              6,240,000
                                          435,065   7,154,500          X            4, 3, 17, 19, 20, 21   7,154,500
                                           47,432     780,000          X            4, 15, 17                780,000
                                           94,864   1,560,000          X            4, 7, 17               1,560,000
                                          333,573   5,485,500          X            4, 9, 10, 11, 14, 17   5,485,500
                                          266,044   4,375,000          X            4                      4,375,000
Sanofi Aventis     ADR    80105N 10 5      16,232     488,500          X            4, 9, 10, 11, 14, 17     488,500
                                           96,238   2,896,133          X            4, 14, 17              2,896,133
                                            5,626     169,300          X            4, 13, 17                169,300
                                           11,631     350,000          X            4, 2, 5, 12, 17          350,000
Sun Trusts
   Banks Inc.      Com    867914 10 3      84,921   2,344,600          X            4, 14, 17              2,344,600
                                           31,149     860,000          X            4, 2, 5, 17              860,000
Torchmark Corp.    Com    891027 10 4       4,548      77,551          X            1, 4, 14, 17              77,551
                                           26,377     449,728          X            4, 2, 5, 17              449,728
                                           97,177   1,656,900          X            4, 14, 17              1,656,900
                                           37,518     639,700          X            4, 13, 17                639,700
                                       ----------
                                       17,742,691
                                       ==========

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2008

                                                                    Column 6
                                        Column 4              Investment Discretion                                Column 8
                Column 2                Market      Column 5  ---------------------                            Voting Authority
                  Title    Column 3      Value     Shares or         (b)      (c)         Column 7       --------------------------
Column 1           of       CUSIP          (In     Principal   (a)  Shared- Shared-         Other            (a)       (b)    (c)
Name of Issuer    Class     Number     Thousands)   Amount $  Sole  Defined  Other        Managers           Sole    Shared   None
--------------- -------- ------------ ----------- ----------- ---- -------- ------- -------------------- ----------- ------ -------
US Bancorp         Com    902973 30 4     650,041  23,307,300          X            4, 2, 5, 17           23,307,300
                                          785,757  28,173,426          X            4, 14, 17             28,173,426
                                          233,300   8,365,000          X            4                      8,365,000
                                          135,721   4,866,300          X            4, 3, 17, 19, 20, 21   4,866,300
                                           60,633   2,174,000          X            4, 2, 5, 12, 17        2,174,000
                                           48,668   1,745,000          X            4, 18                  1,745,000
USG Corporation    Com    903293 40 5     504,825  17,072,192          X            4, 14, 17             17,072,192
Union Pacific
   Corp.           Com    907818 10 8     672,403   8,906,000          X            4, 2, 5, 17            8,906,000
United Parcel
   Service Inc.    Com    911312 10 6      87,853   1,429,200          X            4                      1,429,200
United Health
   Group Inc.      Com    91324P 10 2     168,000   6,400,000          X            4, 9, 10, 11, 14, 17   6,400,000
Wabco Holdings
   Inc.            Com    92927K 10 2     125,442   2,700,000          X            4, 9, 10, 11, 14, 17   2,700,000
Wal-Mart
   Stores, Inc.    Com    931142 10 3   1,067,704  18,998,300          X            4, 14, 17             18,998,300
                                           53,165     946,000          X            4, 9, 10, 11, 14, 17     946,000

Washington Post
   Co.             Cl B    939640 10 8     524,867    894,304          X            4, 14, 17                               894,304
                                           87,044     148,311          X            4, 5, 1, 6, 14, 17                      148,311
                                          380,408     648,165          X            4, 13, 17                               648,165
                                           21,706      36,985          X            4, 15, 17                                36,985
Wells Fargo &
   Co. Del         Com    949746 10 1   1,270,374  53,489,420          X            4, 2, 5, 17           53,489,420
                                          300,276  12,643,200          X            4, 3, 17, 19, 20, 21  12,643,200
                                          909,935  38,313,040          X            4, 13, 17             38,313,040
                                           66,215   2,788,000          X            4, 15, 17              2,788,000
                                           23,750   1,000,000          X            4, 17                  1,000,000
                                        3,077,798 129,591,488          X            4, 14, 17            129,591,488
                                           38,231   1,609,720          X            4, 16, 17              1,609,720
                                           40,375   1,700,000          X            4, 8, 17               1,700,000
                                           19,475     820,000          X            4, 7, 17                 820,000
                                          475,000  20,000,000          X            4, 9, 10, 11, 14, 17  20,000,000
                                          380,000  16,000,000          X            4, 1, 6, 14, 17       16,000,000
                                          190,000   8,000,000          X            4                      8,000,000
                                           64,125   2,700,000          X            4, 2, 5, 12, 17        2,700,000
                                           47,500   2,000,000          X            4, 18                  2,000,000
Wellpoint Inc.     Com   949773V 10 7     228,768   4,800,000          X            4, 9, 10, 11, 14, 17   4,800,000
Wesco Finl
   Corp.           Com    950817 10 6   2,181,431   5,703,087          X            4, 3, 17               5,703,087
                                      -----------
                                       14,920,790
                                      -----------
   GRAND TOTAL                        $57,877,516
                                      ===========